ACCOUNTS RECEIVABLE, NET (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Credit Loss [Abstract]
Balance at the beginning of the year	$ 13,273	$ 3,197
Provision for the year	15,394	10,183
Credit loss reversal	(9,792)
Foreign currency translation adjustment	(444)	(107)
Balance at the beginning of the year	$ 18,431	$ 13,273